Capital Stock - Summary of classes of share capital (Detail) $ in Millions, $ in Millions							12 Months Ended
		Jul. 27, 2022 shares	Mar. 03, 2022 shares	Feb. 18, 2022 shares	Oct. 18, 2021 CAD ($)	Oct. 18, 2021 USD ($)	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	[1]							71,767,775
Number of shares issued during period | shares				147,957,790
Beginning balance | $							$ 1,378.0	$ 409.5	[1]
Issue of equity | $								976.8
Ending balance | $							$ 958.4	$ 1,378.0
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchased During Period Shares | shares			3,364,262				(3,364,262)
Stock Repurchased During Period Value | $							$ (31.2)
Substantial Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchased During Period Shares | shares		41,025,641					(41,025,641)
Stock Repurchased During Period Value | $							$ (388.4)
Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares							147,957,787
Number of shares returned during period | shares								0
Ending balance, Shares | shares							103,567,884	147,957,787
Beginning balance | $							$ 1,378.0
Reduction of issued capital					$ (8.3)	$ (6.7)		$ (8.3)
Ending balance | $							$ 958.4	$ 1,378.0
Merger transaction
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares								40,306,320
Issue of equity | $								$ 542.7
Earnout rights
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares								35,883,692
Issue of equity | $								$ 434.1

[1]	1. Retrospectively adjusted to reflect the reverse stock split, described below.